Warrant (Tables)	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights
Subsequent Accounting for Warrant Liabilities
Derivative liabilities must be measured at fair value upon issuance and re-valued
at the end of each reporting period through expiration and are included in derivative liabilities on the unaudited condensed consolidated balance sheets. Any change in fair value between the respective reporting dates is recognized as an unrealized gain or loss in the accompanying unaudited condensed consolidated statements of operations and comprehensive loss (Note 20).
The following table is a summary of the number of outstanding shares of the Company’s class A common stock issuable upon exercise of warrants at September 30, 2021:

	Number of Shares (in thousands)	Exercise Price	Redemption Price	Expiration Date	Classification	Gain/(loss) in value from September 9, 2021 (close of the Merger) to September 30, 2021 (in thousands)	Fair Value at September 30, 2021 (in thousands)
Public Warrants	15,813	$11.50	$18.00	9/9/2026	Liability	$4,902	$24,193
Private Placement Warrants	4,163	$11.50	$18.00	9/9/2026	Liability	$1,956	$9,449
Private Placement Warrants	4,163	$20.00	$18.00	9/9/2026	Liability	$583	$2,914